Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
2021	$ 17,182	$ 35,414
2022	35,607	34,065
2023	36,395	34,754
2024	24,869	23,640
2025	2,857	2,394
Thereafter	8,722	6,969
Total	$ 125,632	$ 137,236